Right-of-use assets	12 Months Ended
Aug. 31, 2021
Right-of-use assets
Right-of-use assets

9. Right-of-use assets

		Computer	Rolling	Boat rental
	Premises	equipment	stock	fleet	Total
	$	$	$	$	$
Cost
Balance at August 31, 2019	—	—	—	—	—
Impact of adoption of IFRS 16	737,066	11,333	12,271	—	760,670
Additions	—	—	26,428	—	26,428
Balance at August 31, 2020	737,066	11,333	38,699	—	787,098
Business acquisition [note 5]	1,281,308	3,646	39,924	326,868	1,651,746
Additions	672,731	—	179,736	—	852,467
Disposals	—	—	(57,475)	—	(57,475)
Transfer to intangible assets	—	(11,333)	—	—	(11,333)
Currency translation	55,013	—	1,652	—	56,665
Balance at August 31, 2021	2,746,118	3,646	202,536	326,868	3,279,168

Accumulated depreciation
Balance at August 31, 2019	—	—	—	—	—
Impact of adoption of IFRS 16	—	453	—	—	453
Depreciation	117,806	3,778	12,094	—	133,678
Balance at August 31, 2020	117,806	4,231	12,094	—	134,131
Depreciation	216,551	1,697	30,527	24,087	272,862
Disposal	—	—	(27,672)	—	(27,672)
Transfer to intangible assets	—	(5,352)	—	—	(5,352)
Balance at August 31, 2021	334,357	576	14,949	24,087	373,969

Net carrying amount
As at August 31, 2020	619,260	7,102	26,605	—	652,967
As at August 31, 2021	2,411,761	3,070	187,587	302,781	2,905,199

During the period ended August 31, 2021, the Company paid in full a lease liability related with a computer software that was previously included in the right-of-use assets. As a result, the Company transferred the asset to intangible assets at its net book value of $5,981 [note 11].